Notes Receivable (Details) - Schedule of Notes Receivable - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Notes Receivable [Abstract]
Notes receivable	$ 50,000	$ 100,000	$ 200,689